UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-4395

Smith Barney Muni Funds
(Exact name of registrant as specified in charter)

125 Broad Street, New York, NY 10004
(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.
Smith Barney Fund Management LLC
300 First Stamford Place
Stamford, CT 06902
(Name and address of agent for service)

Registrant’s telephone number, including area code: (800) 451-2010

Date of fiscal year end: March 31,
Date of reporting period: September 30, 2004

ITEM 1.	REPORT TO STOCKHOLDERS.

                    The Semi-Annual Report to Stockholders is filed herewith.

SMITH BARNEY MUNI FUNDS CALIFORNIA MONEY MARKET PORTFOLIO SEMI-ANNUAL REPORT | SEPTEMBER 30, 2004

NOT FDIC INSURED • NOT BANK GUARANTEED • MAY LOSE VALUE

WHAT’S INSIDE

LETTER FROM THE CHAIRMAN

R. JAY GERKEN, CFA

Chairman, President and
Chief Executive Officer

Dear Shareholder,

For the first time in four years, the Federal Reserve Board (“Fed”)i pushed short-term interest rates higher during the six months ended September 30, 2004. The Fed raised its target for the closely watched federal funds rateii by 0.25% on three occasions, increasing it from a four-decade low of 1.00% at the end of June to 1.75% in September. Following the end of the fund’s reporting period, at its November meeting, the Fed once again raised its target for the federal funds rate by 0.25% to 2.00%. Higher rates can help slow a potential acceleration of economic growth and thereby help maintain a balance between that growth and the inflation that can generally accompany it.

While rising interest rates are generally troublesome for longer-term fixed income securities, because bond prices decline as rates are expected to rise, they can be good for short-term instruments such as money market securities. Prices for these instruments, and the funds that invest in them, are generally held stable and their rates closely track movements in the fed funds rate target.

Although inflation picked up earlier this year, recently reported figures were benign. The U.S. economyiii grew at a more moderate rate during the second quarter versus the first, according to data released in September, albeit at a significantly stronger pace than the second quarter of last year. Following robust results in the early spring, labor market growth tapered off, picked up in the late summer and held steady through the end of the period.iv

During the spring, after-tax yields on municipal money market instruments exceeded those on taxable instruments with comparable maturities and credit ratings.v Prices of short-term tax-exempt money market instruments rallied in June as proceeds from maturing bonds were reinvested into these securities. However, many investors gravitated from shorter-term instruments into longer-term bonds in August as the bond environment stabilized, causing yields on floating-rate money market instruments to rise. Given the recent rate environment and expectations that interest rates were poised to rise, the manager maintained a cautious maturity stance in the municipal money market portfolio.

1 Smith Barney Muni Funds | 2004 Semi-Annual Report

Performance Review

As of September 30, 2004, the seven-day current yield for Class A shares of the Smith Barney Muni Funds-California Money Market Portfolio was 0.94% and its seven-day effective yield, which reflects compounding, was 0.94%1.

Past performance is no guarantee of future results. The fund’s yields will vary and performance of other share classes may differ. In addition, your investment is neither insured nor guaranteed by the Federal Deposit Insurance Corporation (“FDIC”) or any other government agency. Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund.

Certain investors may be subject to the federal Alternative Minimum Tax, and state and local taxes may apply. Capital gains, if any, are fully taxable. Please consult your personal tax or legal adviser.

Within this environment, the fund performed as follows:

SMITH BARNEY MUNI FUNDS-CALIFORNIA MONEY MARKET PORTFOLIO
YIELDS AS OF SEPTEMBER 30, 2004

	Seven-day Current Yield	Seven-day Effective Yield
Class A Shares	0.94%	0.94%
Class Y Shares	1.06%	1.06%

The performance shown represents past performance. Past performance is no guarantee of future results and current performance may be higher or lower than the performance shown above. Principal value and investment returns will fluctuate and investors’ shares, when redeemed, may be worth more or less than their original cost.

Information About Your Fund

In recent months several issues in the mutual fund industry have come under the scrutiny of federal and state regulators. The fund’s Adviser and some of its affiliates have received requests for information from various government regulators regarding market timing, late trading, fees, and other mutual fund issues in connection with various investigations. The regulators appear to be examining, among other things, the fund’s response to market timing and shareholder exchange activity, including compliance with prospectus disclosure related to these subjects. The fund has been informed that the Adviser and its affiliates are responding to those information requests, but are not in a position to predict the outcome of these requests and investigations.

1
The seven-day current and effective yields are the same due to rounding. The seven-day effective yield is calculated similarly to the seven-day current yield but, when annualized, the income earned by an investment in the fund is assumed to be reinvested. The effective yield typically will be slightly higher than the current yield because of the compounding effect of the assumed reinvestment.

2 Smith Barney Muni Funds | 2004 Semi-Annual Report

In November 2003, Citigroup Asset Management (“CAM”) disclosed an investigation by the Securities and Exchange Commission (“SEC”) and the U.S.Attorney relating to CAM’s entry into the transfer agency business during 1997-1999. Citigroup has disclosed that the Staff of the SEC is considering recommending a civil injunctive action and/or an administrative proceeding against certain advisory and transfer agent entities affiliated with Citigroup, the former CEO of CAM, a former employee and a current employee of CAM, relating to the creation, operation and fees of its internal transfer agent unit that serves various CAM-managed funds. Citigroup is cooperating with the SEC and will seek to resolve this matter in discussion with the SEC Staff. Although there can be no assurance, Citigroup does not believe that this matter will have a material adverse effect on the fund.

As always thank you for your confidence in our stewardship of your assets. We look forward to helping you continue to meet your financial goals.

Sincerely,

R. Jay Gerken, CFA
Chairman, President and Chief Executive Officer

November 10, 2004

The information provided is not intended to be a forecast of future events, a guarantee of future results or investment advice. Views expressed may differ from those of the firm as a whole.

RISKS: Certain investors may be subject to the Federal Alterative Minimum Tax (AMT), and state and local taxes will apply. Certain gains, if any, are fully taxable. An investment in a money market fund is neither insured nor guaranteed by the Federal Deposit Insurance Corporation (“FDIC”) or any other government agency. Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund.

i
Source: U.S. Federal Reserve Board. The Fed is responsible for the formulation of a policy designed to promote economic growth, full employment, stable prices, and a sustainable pattern of international trade and payments.

ii	The federal funds rate is the interest rate that banks with excess reserves at a Federal Reserve district bank charge other banks that need overnight loans.
iii
Source: Commerce Department (Bureau of Economic Analysis). Refers to quarterly growth of Gross Domestic Product (“GDP”). GDP is a market value of goods and services produced by labor and property in a given country.

iv	Source: Bureau of Labor Statistics.
v	Money market yields are based upon data reflecting average yields of a universe of municipal and taxable money market instruments over the stated period derived via data on Bloomberg L.P.

3 Smith Barney Muni Funds | 2004 Semi-Annual Report

Fund at a Glance (unaudited)

Investment Breakdown†

March 31, 2004

September 30, 2004

†	As a percentage of total investments. Please note that Fund holdings are subject to change.

4 Smith Barney Muni Funds | 2004 Semi-Annual Report

Fund Expenses (unaudited)

Example

As a shareholder of the Fund, you may incur two types of costs: (1) transaction costs, including front-end and back-end sales charges (loads) on purchase payments, reinvested dividends, or other distributions; and (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

This Example is based on an investment of $1,000 invested on April 1, 2004 and held for the six months ended September 30, 2004.

Actual Expenses

The table below titled “Based on Actual Total Return” provides information about actual account values and actual expenses. You may use the information provided in this table, together with the amount you invested, to estimate the expenses that you paid over the period. To estimate the expenses you paid on your account, divide your ending account value by $1,000 (for example, an $8,600 ending account value divided by $1,000 = 8.6), then multiply the result by the number under the heading entitled “Expenses Paid During the Period”.

Based on Actual Total Return(1)

	Actual Total Return(2)	Beginning Account Value	Ending Account Value	Annualized Expense Ratios	Expenses Paid During the Period(3)

Class A	0.28%	$1,000.00	$1,002.80	0.57%	$2.86

Class Y	0.34	1,000.00	1,003.40	0.46	2.31

(1)	For the six months ended September 30, 2004.
(2)
Assumes reinvestment of all dividends and capital gain distributions, if any, at net asset value. Total return is not annualized, as it may not be representative of the total return for the year. Performance figures may reflect fee waivers and/or expense reimbursements. Past performance is no guarantee of future results. In the absence of fee waivers and/or expense reimbursements, the total return would have been lower.

(3)
Expenses (net of voluntary waiver) are equal to each class’s respective annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year, then divided by 365.

5 Smith Barney Muni Funds | 2004 Semi-Annual Report

Fund Expenses (unaudited) (continued)

Hypothetical Example for Comparison Purposes

The table below titled “Based on Hypothetical Total Return” provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5.00% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use the information provided in this table to compare the ongoing costs of investing in the Fund and other funds. To do so, compare the 5.00% hypothetical example relating to the Fund with the 5.00% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table below are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as front-end or back-end sales charge (loads). Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

Based on Hypothetical Total Return(1)

	Hypothetical Annualized Total Return	Beginning Account Value	Ending Account Value	Annualized Expense Ratios	Expenses Paid During the Period(2)

Class A	5.00%	$1,000.00	$1,022.21	0.57%	$2.89

Class Y	5.00	1,000.00	1,022.76	0.46	2.33

(1)	For the six months ended September 30, 2004.
(2)
Expenses (net of voluntary waiver) are equal to each class’s respective annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year, then divided by 365.

6 Smith Barney Muni Funds | 2004 Semi-Annual Report

Schedule of Investments (unaudited)	September 30, 2004

FACE AMOUNT	RATING(a)	SECURITY	VALUE

		ABAG Finance Authority for Nonprofit Corp.:
$7,000,000	A-1+	Lease Pass-Through Obligation Series A 1.77% VRDO	$7,000,000
4,700,000	A-1+	MFH Amber Court Apartments Series A 1.68% VRDO	4,700,000
		Alameda Contra Costa Schools Finance Authority Capital
		Improvements Financing Project COP:
895,000	A-1	Series A 1.73% VRDO	895,000
4,780,000	A-1	Series D 1.73% VRDO	4,780,000
1,540,000	A-1	Series E 1.73% VRDO	1,540,000
13,690,000	A-1	Series L 1.73% VRDO	13,690,000
2,160,000	VMIG1*	Alvord USD Finance Corp. COP 1.73% VRDO	2,160,000
6,180,000	A-1+	Anaheim Housing Authority MFH Park Vista Apartments
		FHLMC 1.73% VRDO AMT	6,180,000
15,000,000	A-1+	Bay Area Toll Authority Toll Bridge Revenue San Francisco
		Bay Area AMBAC-Insured Series C 1.70% VRDO	15,000,000
		California Cities Home Ownership Authority Lease
		Purchase Program:
35,800,000	A-1+	Series A 1.77% VRDO	35,800,000
5,650,000	A-1+	Series B 1.77% VRDO	5,650,000
2,900,000	VMIG1*	California EFA St. Mary’s College of California Series B
		1.68% VRDO	2,900,000
		California Health Facilities Finance Authority:
7,825,000	A-1+	Floating Pooled Loan Program Series B 1.70% VRDO	7,825,000
10,000,000	A-1+	Sisters of Charity Health Systems 1.68% VRDO	10,000,000
16,035,000	A-1+	Southern California Presbyterian Homes MBIA-Insured
		1.71% VRDO	16,035,000
		California HFA:
		Home Mortgage:
44,200,000	A-1+	Series D FSA-Insured 1.75% VRDO AMT	44,200,000
2,000,000	A-1	Series F AMBAC-Insured1.77% VRDO AMT	2,000,000
19,600,000	A-1	Series U MBIA-Insured 1.75% VRDO AMT	19,600,000
		MFH:
3,790,000	A-1+	Series A 1.85% VRDO AMT	3,790,000
		Series C:
3,000,000	A-1+	1.78% VRDO AMT	3,000,000
7,000,000	A-1+	1.85% VRDO AMT	7,000,000
1,200,000	A-1+	Series F 1.73% VRDO	1,200,000
		California Infrastructure & Economic Development Bank:
10,000,000	A-1+	Academy of Motion Pictures AMBAC-Insured
		1.71% VRDO	10,000,000
20,000,000	A-1+	Buck Institute for Age Research 1.70% VRDO	20,000,000
4,000,000	F1+**	IDR River Ranch 1.73% VRDO AMT	4,000,000
		ISO MBIA-Insured:
51,700,000	A-1+	Series A 1.70% VRDO	51,700,000
11,500,000	A-1+	Series C 1.72% VRDO	11,500,000
2,800,000	A-1+	Rand Corp. Series B AMBAC-Insured 1.70% VRDO	2,800,000
2,400,000	A-1	Roller Bearing of America 1.88% VRDO AMT	2,400,000

See Notes to Financial Statements.

7 Smith Barney Muni Funds | 2004 Semi-Annual Report

Schedule of Investments (unaudited) (continued)	September 30, 2004

FACE AMOUNT	RATING(a)	SECURITY	VALUE

		California PCFA:
		PCR:
		Pacific Gas & Electric Corp.:
$1,200,000	A-1+	Series C 1.74% VRDO AMT	$1,200,000
3,200,000	A-1+	Series E 1.70% VRDO	3,200,000
2,300,000	A-1+	Series F 1.70% VRDO	2,300,000
1,070,000	A-1+	Santa Clara Valley Disposal Co. Series A
		1.70% VRDO AMT	1,070,000
		Solid Waste:
3,855,000	F1+**	Alameda County Industrial Project Series A
		1.75% VRDO AMT	3,855,000
4,010,000	F1+**	Athens Disposal Inc. Project Series A
		1.75% VRDO AMT	4,010,000
4,820,000	F1+**	Athens Services Project 1.75% VRDO AMT	4,820,000
1,520,000	F1+**	BLT Enterprises Series 99A 1.75% VRDO AMT	1,520,000
6,765,000	F1+**	Blue Line Transfer Project 1.75% VRDO AMT	6,765,000
14,470,000	F1+**	Edco Disposal Corp. Project 1.75% VRDO AMT	14,470,000
2,365,000	F1+**	Garaventa Enterprises Inc. 1.75% VRDO AMT	2,365,000
10,735,000	A-1+	Norcal Waste System Inc. 1.75% VRDO AMT	10,735,000
8,675,000	P-1*	Sierra Pacific Industries Inc. Project
		1.70% VRDO AMT	8,675,000
305,000	F1+**	Sonoma Compost Co. Project Series A
		1.75% VRDO AMT	305,000
1,300,000	F1+**	South County Sanitary Services Series 1999A
		1.76% VRDO AMT	1,300,000
2,995,000	F1+**	Willits Project Series A 1.75% VRDO AMT	2,995,000
52,000,000	SP-1+	California School Cash Reserve Program Series A
		1.60% due 7/6/2005	52,545,368
23,000,000	VMIG1*	California State Department of Veterans Affairs:	23,000,000
		Home Purchase Revenue Series A 1.70% VRDO
4,200,000	A-1	MSTC Series 98-47 AMBAC-Insured PART
		1.73% VRDO AMT	4,200,000
		California State Department of Water Resources:
6,700,000	A-1+	Series B-1 1.71% VRDO	6,700,000
1,000,000	A-1+	Series B-2 1.80% VRDO	1,000,000
400,000	A-1+	Series B-3 1.70% VRDO	400,000
40,700,000	A-1+	Series C-2 AMBAC-Insured 1.70% VRDO	40,700,000
8,070,000	A-1+	Series C-8 1.68% VRDO	8,070,000
37,400,000	A-1	Series C-11 1.70% VRDO	37,400,000
8,200,000	A-1+	Series C-14 1.70% VRDO	8,200,000
		California State Economic Recovery Bonds:
11,500,000	A-1+	Series C-1 1.80% VRDO	11,500,000
4,000,000	A-1+	Series C-4 1.71% VRDO	4,000,000
2,500,000	A-1+	Series C-7 1.72% VRDO	2,500,000
1,375,000	A-1+	Series C-8 1.77% VRDO	1,375,000
22,000,000	A-1+	Series C-11 1.67% VRDO	22,000,000

See Notes to Financial Statements.

8 Smith Barney Muni Funds | 2004 Semi-Annual Report

Schedule of Investments (unaudited) (continued)	September 30, 2004

FACE AMOUNT	RATING(a)	SECURITY	VALUE

		XLCA-Insured:
$18,300,000	A-1+	Series C-14 1.72% VRDO	$18,300,000
14,000,000	A-1+	Series C-17 1.68% VRDO	14,000,000
		California State GO:
10,000,000	A-1	1.26% due 11/2/04 TECP	10,000,000
7,000,000	A-1	1.28% due 11/4/04 TECP	7,000,000
		MSTC PART:
1,400,000	A-1+	Series-SGA 119 FGIC-Insured 1.80% VRDO	1,400,000
1,800,000	A-1+	Series SGA 135 AMBAC-Insured 1.80% VRDO	1,800,000
3,700,000	A-1+	Series SGA-7 FSA-Insured 1.73% VRDO	3,700,000
43,850,000	A-1	Series C-2 1.70% VRDO	43,850,000
25,495,000	SP-1	California State RAN Series A 3.00% due 6/30/2005	25,728,024
15,000,000	A-1+	California State University Series A
		1.19% due 12/1/04 TECP	15,000,000
		California Statewide Communities Development
		Authority Revenue:
3,150,000	VMIG1*	Concordia University Project Series A 1.72% VRDO	3,150,000
4,000,000	A-1	COP Sutter Health Obligation Group 1.73% VRDO	4,000,000
4,400,000	A-1	Kaiser Permanente 1.30% due 10/14/04 TECP	4,400,000
2,400,000	A-1+	IDR A&B Die Casting Corp. Series A
		1.75% VRDO AMT	2,400,000
5,000,000	VMIG1*	MERLOT Series E FSA-Insured PART 1.71% VRDO	5,000,000
		MFH:
4,000,000	A-1+	Aegis Assisted Living Properties Series Y FNMA
		1.73% VRDO AMT	4,000,000
3,415,000	A-1+	Breezewood Apartments Series F-1 FNMA
		1.73% VRDO AMT	3,415,000
5,665,000	A-1+	Oakmont of Danville-Sunrise Project FNMA
		1.73% VRDO AMT	5,665,000
1,555,000	VMIG1*	Nonprofit’s Insurance Alliance 1.70% VRDO	1,555,000
30,000,000	SP-1+	TRAN Series A-1 3.00% due 6/30/05	30,310,259
2,270,000	A-1	Carlsbad USD School Facility Bridge Funding Program
		FSA-Insured 1.70% VRDO	2,270,000
2,401,000	VMIG1*	Clipper Tax Exempt Trust COP Series 98-9
		AMBAC-Insured PART 1.79% VRDO AMT	2,401,000
7,000,000	NR+	Contra Costa County Board of Education TRAN
		3.00% due 6/30/05	7,069,779
3,955,000	A-1+	Corona MFH Housing Country Hills Project Series B FHLMC
		1.68% VRDO	3,955,000
5,000,000	A-1+	Covina RDA Shadowhills Apartments Series A
		1.68% due 10/10/2004	5,000,000
2,100,000	MIG1*	Dry Creek Joint Elementary School District TRAN
		2.00% due 10/10/04 VRDO	2,100,375

See Notes to Financial Statements.

9 Smith Barney Muni Funds | 2004 Semi-Annual Report

Schedule of Investments (unaudited) (continued)	September 30, 2004

FACE AMOUNT	RATING(a)	SECURITY	VALUE

		East Bay MUD Waste Water Series B:
$47,000,000	A-1+	FSA-Insured 1.68% VRDO	$47,000,000
31,400,000	A-1+	XLCA-Insured 1.68% VRDO	31,400,000
20,500,000	VMIG1*	Elsinore Valley Municipal Water District COP Series A
		FGIC-Insured 1.72% VRDO	20,500,000
4,600,000	VMIG1*	Escondido Community Development Commission COP
		1.73% VRDO AMT	4,600,000
9,500,000	A-1+	Escondido MFH Via Roble Apartments Series A FNMA
		1.73% VRDO AMT	9,500,000
2,650,000	A-1+	Fresno Sewer Revenue Series A FGIC-Insured 1.72% VRDO	2,650,000
1,350,000	VMIG1*	Hayward MFH Tennyson Gardens Apartments Series A
		1.75% VRDO AMT	1,350,000
15,000,000	A-1+	Hesperia USD COP Interim School Funding Program
		FSA-Insured 1.70% VRDO	15,000,000
		Hillsborough COP:
3,100,000	F1+**	Series A 1.72% VRDO	3,100,000
4,000,000	F1+**	Water & Sewer Systems Projects Series B 1.72% VRDO	4,000,000
		Irvine Improvement Board Assessment District:
2,006,000	VMIG1*	00-18 Series A 1.73% VRDO	2,006,000
5,878,000	A-1	87-8 1.73% VRDO	5,878,000
2,500,000	VMIG1*	Irvine USD Special Tax Adjustment Community Facility
		District 03-1 1.73% VRDO	2,500,000
600,000	A-1+	Irvine Ranch Water District Series B 1.80% VRDO	600,000
3,400,000	VMIG1*	Kern County COP Kern Public Facilities Project Series D
		1.72% VRDO	3,400,000
1,750,000	A-1+	Livermore MFH Diablo Vista Apartments FNMA-Insured
		1.68% VRDO	1,750,000
9,485,000	VMIG1*	Long Beach USD Capital Improvement Project
		AMBAC-Insured 1.69% VRDO	9,485,000
1,480,000	MIG1*	Loomis USD TRAN 2.00% due 10/10/2004	1,480,265
3,900,000	A-1+	Los Angeles Community RDA MFH Security Building Project
		Series A 1.75% VRDO AMT	3,900,000
		Los Angeles Cap Asset Lease Corp.:
3,800,000	A-1+	1.13% due 10/7/04 TECP	3,800,000
28,800,000	A-1+	1.15% due 11/1/04 TECP	28,800,000
15,300,000	A-1+	1.13% due 11/9/04 TECP	15,300,000
17,000,000	A-1+	1.68% due 12/15/04 TECP	17,000,000
8,895,000	A-1+	Los Angeles Convention & Exhibition Center Authority
		Lease Revenue Series F AMBAC-Insured 1.67% VRDO	8,895,000
9,285,000	A-1	Los Angeles County GO MSTC Series 9004 FGIC-Insured
		PART 1.74% VRDO	9,285,000
		Los Angeles County Housing Authority MFH:
3,000,000	VMIG1*	Canyon Country Villas Project Series H FHLMC
		1.68% VRDO	3,000,000
200,000	A-1+	Fountain Park Project FNMA 1.71% VRDO AMT	200,000
8,250,000	A-1+	Malibu Meadows II-C FNMA 1.68% VRDO	8,250,000
4,300,000	A-1+	Sand Canyon Series F FHLMC 1.68% VRDO	4,300,000

See Notes to Financial Statements.

10 Smith Barney Muni Funds | 2004 Semi-Annual Report

Schedule of Investments (unaudited) (continued)	September 30, 2004

FACE AMOUNT	RATING(a)	SECURITY	VALUE

$2,875,000	VMIG1*	Series 837 PART AMBAC-Insured 1.69% VRDO	$2,875,000
265,000	A-1+	Series K FHLB 1.65% VRDO	265,000
5,994,000	VMIG1*	Studio Colony Series C 1.69% VRDO	5,994,000
15,945,000	VMIG1*	Los Angeles County Sanitation District Finance Authority
		Series 826 FSA-Insured PART 1.69% VRDO	15,945,000
		Los Angeles Department of Water & Power:
21,700,000	A-1+	Series B-4 1.70% VRDO	21,700,000
10,000,000	A-1+	Sub-Series A-5 1.70% VRDO	10,000,000
10,000,000	A-1+	Sub-Series B-3 1.74% VRDO	10,000,000
11,375,000	A-1	Los Angeles Harbor Department Series B
		1.20% due 11/8/04 TECP AMT	11,375,000
6,700,000	A-1+	Los Angeles International Airport Series A
		1.15% due 11/5/04 TECP	6,700,000
2,000,000	A-1	Los Angeles MTA Sales Tax Revenue Series A
		1.15% due 11/5/04 TECP	2,000,000
		Los Angeles USD
1,100,000	A-1	MSTC Series 2001-135 FGIC-Insured 1.80% VRDO	1,100,000
3,600,000	A-1+	Putters Series 261Z FGIC-Insured 1.72% VRDO	3,600,000
		Los Angeles Waste Water System:
9,897,500	NR+	Series 318 FGIC-Insured PART 1.69% VRDO	9,897,500
20,000,000	A-1+	Sub-Series B FGIC-Insured 1.15% due 12/9/04	20,000,000
8,000,000	A-1+	Manteca Finance Authority Water Revenue MSTC SGA 147
		MBIA-Insured PART 1.73% VRDO	8,000,000
		Metropolitan Water District of Southern California:
6,900,000	A-1	Series 01-113 FGIC-Insured PART 1.73% VRDO	6,900,000
30,625,000	A-1+	Series A-1 1.70% VRDO	30,625,000
3,100,000	A-1+	Series B-1 1.73% VRDO	3,100,000
19,900,000	A-1+	Series B-2 1.70% VRDO	19,900,000
25,000,000	A-1+	Series C-2 1.70% VRDO	25,000,000
20,500,000	A-1+	Milpitas MFH Crossing at Montague Series A
		FNMA-Insured 1.73% VRDO AMT	20,500,000
		MSR Public Power Agency San Juan Project:
5,700,000	A-1	Series B AMBAC-Insured 1.70% VRDO	5,700,000
23,175,000	A-1+	Series E MBIA-Insured 1.70% VRDO	23,175,000
700,000	A-1+	Newport Beach Revenue HOAG Memorial Hospital
		Series A 1.76% VRDO	700,000
9,900,000	A-1+	Northern California Power Water Agency Hydroelectric
		MBIA-Insured 1.72% VRDO	9,900,000
33,800,000	A-1+	Oakland Alameda County Coliseum Project Series C-2
		1.68% VRDO	33,800,000
19,510,000	A-1+	Oakland COP Capital Equipment Project 1.68% VRDO	19,510,000
3,000,000	VMIG1*	Oakland MERLOT Series M AMBAC-Insured PART
		1.71% VRDO	3,000,000

See Notes to Financial Statements.

11 Smith Barney Muni Funds | 2004 Semi-Annual Report

Schedule of Investments (unaudited) (continued)	September 30, 2004

FACE AMOUNT	RATING(a)	SECURITY	VALUE

		Orange County Apartment Development:
$5,275,000	A-1+	Alicia Apartments Series A FNMA 1.77% VRDO AMT	$5,275,000
13,200,000	VMIG1*	Capistrano Pointe Series A FHLMC 1.68% VRDO	13,200,000
16,500,000	VMIG1*	Foothill Oaks Apartments FHLMC 1.73% VRDO AMT	16,500,000
23,500,000	A-1+	Ladera Apartments Series 2-B FNMA 1.73% VRDO AMT	23,500,000
7,100,000	A-1+	WLCO LF Partners Issue G Series 3 FNMA 1.68% VRDO	7,100,000
13,100,000	A-1+	Orange County Housing Authority Oasis Martinique Project
		FNMA 1.69% VRDO	13,100,000
4,500,000	VMIG1*	Orange County Improvement Board Assessment
		District No. 1 Series A 1.73% VRDO	4,500,000
		Orange County Sanitation District COP AMBAC-Insured:
19,655,000	A-1+	No. 1-3 5-7 & 11 1.70% VRDO	19,655,000
1,500,000	A-1+	No. 1-3 5-7 & 11 1.73% VRDO	1,500,000
12,470,000	VMIG1*	Palo Alto USD MERLOT Series R FGIC-Insured PART
		1.71% VRDO	12,470,000
5,980,000	VMIG1*	Pasadena COP Rose Bowl Improvement Project Series 96
		1.68% VRDO	5,980,000
19,675,000	VMIG1*	Port of Oakland Munitops Series 2000-5 FGIC-Insured
		PART 1.75% VRDO AMT	19,675,000
		Puerto Rico Government Development TECP:
10,000,000	A-1	1.17% due 10/8/04	10,000,000
7,650,000	A-1	1.40% due 12/6/04	7,650,000
		Puerto Rico Industrial Tourist Educational Medical &
		Environmental Control Authority:
33,630,000	AA	Abbot Laboratories Project 1.30% due 3/1/05	33,630,000
16,380,000	A-1+	Putters Series 235 MBIA-Insured PART
		1.07% due 6/3/04	16,380,000
20,900,000	VMIG1*	Rancho Water District Financing Authority Revenue
		Series B FGIC-Insured 1.69% VRDO	20,900,000
2,200,000	A-1	Redwood City PFA COP City Hall Project 1.70% VRDO	2,200,000
15,780,000	VMIG1*	Richmond RDA MFH Summit Hilltop Series A
		FNMA-Insured 1.68% VRDO	15,780,000
		Riverside County Community Facilities District Special Tax:
2,000,000	VMIG1*	No. 89-1 1.70% VRDO	2,000,000
8,200,000	A-1	No. 89-5 1.72% VRDO	8,200,000
2,500,000	A-1+	Riverside County Housing Authority MFH Countrywood
		Apartment Series C FNMA 1.68% VRDO	2,500,000
		Riverside County IDA:
3,000,000	A-1+	Aluminum Body Corp. Project 1.73% VRDO AMT	3,000,000
1,900,000	NR+	Rockwin Corp. Series II 1.73% VRDO AMT	1,900,000
2,600,000	A-1	Riverside USD COP School Facility Bridge Refinancing
		Program FSA-Insured 1.70% VRDO	2,600,000
17,175,000	A-1+	Riverside-San Bernardino HFA Lease Pass-Through
		Obligation Series A 1.70% VRDO	17,175,000

See Notes to Financial Statements.

12 Smith Barney Muni Funds | 2004 Semi-Annual Report

Schedule of Investments (unaudited) (continued)	September 30, 2004

FACE AMOUNT	RATING(a)	SECURITY	VALUE

$5,800,000	A-1+	Rohnert Park MHF Crossbrook Apartments Series A FNMA
		1.68% VRDO	$5,800,000
6,400,000	MIG1*	Roseville City School District TRAN 2.00% due 10/10/04	6,401,179
5,900,000	MIG1*	Roseville Joint UHSD TRAN 2.00% due 10/10/04	5,901,087
12,000,000	A-1+	Sacramento County COP Administration Center &
		Courthouse Project 1.70% VRDO	12,000,000
		Sacramento County Housing Authority MFH:
6,000,000	A-1+	Ashford Series D 1.68% VRDO	6,000,000
4,100,000	A-1+	Bent Tree Apartments Series A 1.68% VRDO	4,100,000
6,000,000	A-1+	River Apartments 1.68% VRDO	6,000,000
5,000,000	A-1+	Stone Creek Apartments 1.68% VRDO	5,000,000
7,900,000	A-1+	Stonebridge Apartments Series D 1.70% VRDO	7,900,000
6,175,000	A-1+	Sacramento County Sanitation District Finance Authority
		Series C 1.65% VRDO	6,175,000
25,000,000	SP-1+	Sacramento County TRAN Series A 3.00% due 7/11/05	25,257,341
16,940,000	A-1	Sacramento Finance Authority Lease Revenue MSTC
		Series 2025 AMBAC-Insured PART 1.74% VRDO	16,940,000
11,835,000	VMIG1*	Sacramento MUD Munitops Series 03-17 MBIA-Insured
		PART 1.71% VRDO	11,835,000
7,400,000	VMIG1*	San Bernardino County COP Capital Improvement Project
		1.70% VRDO	7,400,000
		San Diego County Water Authority:
11,000,000	VMIG1*	Munitops Series 98-10 FGIC-Insured PART 1.71% VRDO	11,000,000
		Series 1 TECP:
5,000,000	A-1+	1.14% due 10/7/04	5,000,000
5,000,000	A-1+	1.12% due 11/10/04	5,000,000
56,445,000	A-1+	San Diego HFA 1.77% VRDO	56,445,000
19,600,000	A-1+	San Diego USD MSTC SGA-120 MBIA-Insured PART
		1.73% VRDO	19,600,000
9,865,000	A-1	San Francisco Building Authority Civic Center MSTC 9006
		AMBAC-Insured PART 1.74% VRDO AMT	9,865,000
41,340,000	VMIG1*	San Francisco City & County Airport Commission Munitops
		Series 2000-9 FGIC-Insured PART 1.76% VRDO AMT	41,340,000
		San Francisco City & County RDA MFH:
		Fillmore Center:
10,600,000	A-1	Series A-1 1.71% VRDO	10,600,000
9,600,000	A-1	Series A-2 1.71% VRDO	9,600,000
5,750,000	A-1	Series B-2 1.72% VRDO AMT	5,750,000
18,630,000	VMIG1*	St. Francis Housing Project Program Series 89A
		1.70% VRDO	18,630,000
5,000,000	A-1+	San Francisco Public Utilities Communications
		1.20% due 10/15/04 TECP	5,000,000
3,195,000	A-1	San Gabriel USD COP School Facilities Funding Program
		FSA-Insured 1.70% VRDO	3,195,000

See Notes to Financial Statements.

13 Smith Barney Muni Funds | 2004 Semi-Annual Report

Schedule of Investments (unaudited) (continued)	September 30, 2004

FACE AMOUNT	RATING(a)	SECURITY	VALUE

		San Gabriel Valley Council of Governments Alameda
		Corridor East Construction Project TECP:
$10,000,000	A-1+	1.14% due 10/6/04	$10,000,000
6,100,000	A-1+	1.14% due 10/7/04	6,100,000
		San Jose MFH:
7,000,000	A-1+	Cinnabar Commons Series C 1.75% VRDO AMT	7,000,000
9,580,000	VMIG1*	Fairway Glen Series A FNMA 1.72% VRDO	9,580,000
4,900,000	VMIG1*	Foxchase Series B FNMA 1.72% VRDO	4,900,000
16,050,000	VMIG1*	Kimberly Woods Apartments Series A FHLMC
		1.68% VRDO	16,050,000
5,980,000	VMIG1*	Santa Ana USD COP 1.68% VRDO	5,980,000
5,200,000	A-1+	Santa Cruz County Housing Authority MFH Paloma
		Apartments Series A 1.73% VRDO	5,200,000
19,400,000	VMIG1*	Santa Maria California JOINT UHSD COP Series A
		1.68% VRDO	19,400,000
7,800,000	VMIG1*	Simi Valley MFH Shadowridge Apartments FHLMC
		1.73% VRDO	7,800,000
11,090,000	A-1	South Orange County PFA MSTC Series 2030 FSA-Insured
		PART 1.74% VRDO	11,090,000
		Southern California Public Power Authority Transmission
		Project FSA-Insured:
19,750,000	A-1+	Series A 1.70% VRDO	19,750,000
15,900,000	A-1+	Series B 1.72% VRDO	15,900,000
13,400,000	NR+	Stanislaus County Capital Improvements Financing Authority
		Central Valley Center For the Arts 1.68% VRDO	13,400,000
1,000,000	A-1	Stockon MFH Mariners Pointe Association Series A
		1.68% VRDO	1,000,000
5,000,000	A-1+	Temecula PFA Community Facilities District Harveston
		Series A 1.70% VRDO	5,000,000
13,800,000	A-1+	Torrance Hospital Authority Little Co. of Mary Hospital
		1.71% VRDO	13,800,000
		University of California Board of Regents Series A TECP:
30,000,000	A-1+	1.10% due 10/7/04	30,000,000
6,000,000	A-1+	1.10% due 10/12/04	6,000,000
10,400,000	A-1+	1.37% due 11/10/04	10,400,000
2,500,000	A-1+	Upland Apartment Development Mountain Springs Series
		1998A FNMA 1.68% VRDO	2,500,000
6,150,000	VMIG1*	Val Verde USD COP Series A 1.68% VRDO	6,150,000
9,640,000	A-1	Vallejo Capital Improvements Project 1.83% VRDO	9,640,000
125,000	A-1+	Western Municipal Water District Facilities Authority
		FSA-Insured 1.72% VRDO	125,000
4,900,000	MIG1*	Western Placer USD TRAN 2.00% due 10/10/04	4,900,902

See Notes to Financial Statements.

14 Smith Barney Muni Funds | 2004 Semi-Annual Report

Schedule of Investments (unaudited) (continued)	September 30, 2004

FACE AMOUNT	RATING(a)	SECURITY	VALUE

$2,310,000	A-1	Westminster COP Civic Center Refinance Program
		Series B AMBAC-Insured 1.70% VRDO	$2,310,000
8,585,000	A-1+	Westminster RDA Project 1 AMBAC-Insured 1.70% VRDO	8,585,000

		TOTAL INVESTMENTS — 100.7%
		(Cost— $2,304,846,079***)	2,304,846,079
		Liabilities in Excess of Other Assets — (0.7%)	(15,246,936)

		TOTAL NET ASSETS — 100.0%	$2,289,599,143

(a)
All ratings are by Standard & Poor’s Rating Service (“Standard & Poor’s”), except for those which are identified by an asterisk (*) or a double asterisk (**), are rated by Moody’s Investors Services (“Moody’s”) or Fitch Ratings (“Fitch”), respectively.

†
Security has not been rated by either Standard & Poors, Moody’s, or Fitch Ratings. However, the Board of Trustees has determined this security to be considered a first tier quality issue due to enhancement features such as insurance and/or irrevocable letters of credit.

***	Aggregate cost for for Federal income tax purposes is substantially the same.

See pages 16 and 17 for definitions of ratings and certain abbreviations.

Summary of Investments by Industry* (unaudited)

Water & Sewer	16.4%
Multi-Family Housing	14.7
Utilities	10.8
Education	9.1
General Obligation	9.1
Single-Family Housing	9.0
Finance	6.4
Transportation	5.0
Public Facilities	4.4
Hospitals	3.3
Industrial Development	2.4
Other	9.4

100.0%

*	As a percentage of total investments. Please note that Fund holdings are as of September 30, 2004 and are subject to change.

See Notes to Financial Statements.

15 Smith Barney Muni Funds | 2004 Semi-Annual Report

Bond Ratings (unaudited)

The definitions of the applicable rating symbols are set forth below:

Standard & Poor’s Ratings Service (“Standard & Poor’s”) — Rating “AA” may be modified by the addition of a plus (+) or minus (-) sign to show relative standings within the major rating categories.

AAA	—	Bonds rated “AAA” have the highest rating assigned by Standard & Poor’s. Capacity to pay interest and repay principal is extremely strong.

AA	—	Bonds rated “AA” have a very strong capacity to pay interest and repay principal and differ from the highest rated issue only in a small degree.

Moody’s Investors Service (“Moody’s”) — Numerical modifiers 1, 2 and 3 may be applied to each “Aa” rating, where 1 is the highest and 3 the lowest ranking within its generic category.

Aaa	—

Bonds rated “A aa” by Moody’s are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as “gilt edge.” Interest payments are protected by a large or by an exceptionally stable margin, and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such bonds.

Aa	—

Bonds rated “Aa” are judged to be of high quality by all standards. Together with the “Aaa” group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in “Aaa” securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in “Aaa” securities.

Short-Term Security Ratings (unaudited)

SP-1	—

Standard & Poor’s highest rating indicating very strong or strong capacity to pay principal and interest; those issues determined to possess overwhelming safety characteristics are denoted with a plus (+) sign.

SP-2	—	Standard & Poor’s rating indicating satisfactory capacity to pay principal and interest, with some vulnerability to adverse financial and economic changes over the term of the notes.

A-1	—

Standard & Poor’s highest commercial paper and variable-rate demand obligation (VRDO) rating indicating that the degree of safety regarding timely payment is either overwhelming or very strong; those issues determined to possess overwhelming safety characteristics are denoted with a plus (+) sign.

VMIG 1	—	Moody’s highest rating for issues having a demand feature — VRDO.

MIG 1	—	Moody’s highest rate for short-term municipal obligations.

P-1	—	Moody’s highest rating for commercial paper and for VRDO prior to the advent of the VMIG 1 rating

F-1	—

Fitch Rating’s highest rating indicating that the degree of safety regarding timely payment is either overwhelming or very strong; those issues determined to possess overwhelming safety characteristics are denoted with a plus (+) sign.

NR	—	Indicates that the bond is not rated by Standard & Poor’s, Moody’s or Fitch.

16 Smith Barney Muni Funds | 2004 Semi-Annual Report

Abbreviations* (unaudited)

ABAG	—	Association of Bay Area	ISD	—	Independent School District
		Governments	ISO	—	Independent System Operator
ACA	—	American Capital Insurance	LOC	—	Letter of Credit
AIG	—	American International	MBIA	—	Municipal Bond Investors
		Guaranty			Assurance Corporation
AMBAC	—	Ambac Assurance Corporation	MERLOT	—	Municipal Exempt Receipts
AMT	—	Alternative Minimum Tax			Liquidity Optional Tender
BAN	—	Bond Anticipation Notes	MFH	—	Multi-Family Housing
BIG	—	Bond Investors Guaranty	MSTC	—	Municipal Securities Trust
CDA	—	Community Development			Certificates
		Authority	MUD	—	Municipal Utilities District
CGIC	—	Capital Guaranty Insurance	MVRICS	—	Municipal Variable Rate
		Company			Inverse Coupon Security
CHFCLI	—	California Health Facility	PART	—	Partnership Structure
		Construction Loan Insurance	PCFA	—	Pollution Control Finance
CONNIE	—	College Construction Loan			Authority
LEE		Insurance Association	PCR	—	Pollution Control Revenue
COP	—	Certificate of Participation	PFA	—	Public Financing Authority
CSD	—	Central School District	PFC	—	Public Finance Corporation
CTFS	—	Certificates	PSFG	—	Permanent School Fund
DFA	—	Development Finance Agency			Guaranty
EDA	—	Economic Development	Q-SBLF	—	Qualified School Board Loan
		Authority			Fund
EFA	—	Educational Facilities Authority	Radian	—	Radian Asset Assurance
ETM	—	Escrowed To Maturity	RAN	—	Revenue Anticipation Notes
FGIC	—	Financial Guaranty Insurance	RAW	—	Revenue Anticipation Warrants
		Company	RDA	—	Redevelopment Agency
FHA	—	Federal Housing Administration	RIBS	—	Residual Interest Bonds
FHLMC	—	Federal Home Loan Mortgage	RITES	—	Residual Interest Tax-Exempt
		Corporation			Securities
FLAIRS	—	Floating Adjustable Interest	SFH	—	Single-Family Housing
		Rate Securities	SPA	—	Standby Bond Purchase
FNMA	—	Federal National Mortgage			Agreements
		Association	SWAP	—	Swap Structure
FRTC	—	Floating Rate Trust Certificates	SYCC	—	Structural Yield Curve
FSA	—	Financial Security Assurance			Certificate
GIC	—	Guaranteed Investment	TAN	—	Tax Anticipation Notes
		Contract	TCRS	—	Transferable Custodial Receipts
GNMA	—	Government National	TECP	—	Tax Exempt Commercial Paper
		Mortgage Association	TFA	—	Transitional Finance Authority
GO	—	General Obligation	TOB	—	Tender Option Bond Structure
HDC	—	Housing Development	TRAN	—	Tax and Revenue Anticipation
		Corporation			Notes
HEFA	—	Health & Educational Facilities	UFSD	—	Unified Free School District
		Authority	UHSD	—	Unified High School District
HFA	—	Housing Finance Authority	USD	—	Unified School District
IBC	—	Insured Bond Certificates	VA	—	Veterans Administration
IDA	—	Industrial Development	VRDD	—	Variable Rate Daily Demand
		Authority	VRDO	—	Variable Rate Demand
IDB	—	Industrial Development Board			Obligation
IDR	—	Industrial Development	VRWE	—	Variable Rate Wednesday
		Revenue			Demand
IFA	—	Infrastructure Finance Agency	XLCA	—	XL Capital Assurance
INFLOS	—	Inverse Floaters
________
*	Abbreviations may or may not appear in the schedule of investments.

17 Smith Barney Muni Funds | 2004 Semi-Annual Report

Statement of Assets and Liabilities (unaudited)	September 30, 2004

ASSETS:
Investments, at amortized cost	$2,304,846,079
Cash	64,902
Receivable for securities sold	41,443,772
Receivable for Fund shares sold	22,190,079
Interest receivable	4,934,134
Other assets	29,702

Total Assets	2,373,508,668

LIABILITIES:
Payable for securities purchased	45,808,352
Payable for Fund shares reacquired	36,009,357
Dividends payable	978,244
Distribution plan fees payable	832,677
Management fee payable	112,397
Deferred compensation payable	29,260
Accrued expenses	139,238

Total Liabilities	83,909,525

Total Net Assets	$2,289,599,143

NET ASSETS:
Par value of shares of beneficial interest
($0.001 par value, 100,000,000 shares authorized)	$ 2,289,516
Capital paid in excess of par value	2,287,305,906
Accumulated net realized gain from investment transactions	3,721

Total Net Assets	$2,289,599,143

Shares Outstanding:
Class A	2,227,904,606

Class Y	61,611,176

Net Asset Value:
Class A (and redemption price)	$ 1.00

Class Y (and redemption price)	$ 1.00

See Notes to Financial Statements.

18 Smith Barney Muni Funds | 2004 Semi-Annual Report

Statement of Operations (unaudited)

For the Six Months Ended September 30, 2004

INVESTMENT INCOME:
Interest	$ 13,152,081

EXPENSES:
Management fee (Note 2)	5,272,034
Distribution plan fees (Notes 2 and 3)	1,128,801
Transfer agency services (Notes 2 and 3)	208,926
Custody	59,323
Audit and legal	19,742
Shareholder communications (Note 3)	19,001
Registration fees	15,769
Trustees’ fees	11,999
Other	10,645

Total Expenses	6,746,240
Less: Management fee waiver (Notes 2 and 6)	(153,658)

Net Expenses	6,592,582

Net Investment Income	6,559,499

Net Realized Gain From Investment Transactions	2,728

Increase in Net Assets From Operations	$ 6,562,277

See Notes to Financial Statements.

19 Smith Barney Muni Funds | 2004 Semi-Annual Report

Statements of Changes in Net Assets

For the Six Months Ended September 30, 2004 (unaudited)
and the Year Ended March 31, 2004

	September 30	March 31

OPERATIONS:
Net investment income	$ 6,559,499	$ 10,597,259
Net realized gain	2,728	993

Increase in Net Assets From Operations	6,562,227	10,598,252

DISTRIBUTIONS TO SHAREHOLDERS
FROM (NOTES 1 AND 4):
Net investment income	(6,559,499)	(10,597,263)

Decrease in Net Assets From
Distributions to Shareholders	(6,559,499)	(10,597,263)

FUND SHARE TRANSACTIONS (NOTE 5):
Net proceeds from sale of shares	4,530,736,764	8,720,404,004
Net asset value of shares issued for reinvestment of distributions	5,979,341	10,444,598
Cost of shares reacquired	(4,691,679,692)	(8,674,429,374)

Increase (Decrease) in Net Assets From
Fund Share Transactions	(154,964,087)	56,419,228

Increase (Decrease) in Net Assets	(154,961,359)	56,420,217

NET ASSETS:
Beginning of period	2,444,560,502	2,388,140,285

End of period	$ 2,289,599,143	$ 2,444,560,502

See Notes to Financial Statements.

20 Smith Barney Muni Funds | 2004 Semi-Annual Report

Financial Highlights (unaudited)

For a share of beneficial interest outstanding throughout each year ended March 31, unless otherwise noted:

Class A Shares	2004	(1)	2004	2003	2002	2001	2000

Net Asset Value,
Beginning of Period	$ 1.00		$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00

Net investment income	0.003		0.004	0.008	0.016	0.030	0.025
Dividends from net
investment income	(0.003)		(0.004)	(0.008)	(0.016)	(0.030)	(0.025)

Net Asset Value,
End of Period	$ 1.00		$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00

Total Return(2)	0.28	%++	0.44%	0.76%	1.66%	3.03%	2.49%

Net Assets,
End of Period (millions)	$ 2,228		$ 2,398	$ 2,388	$ 2,618	$ 3,355	$ 3,095

Ratios to Average
Net Assets:
Expenses(3)	0.57	%(4)+	0.58%	0.64%	0.63%	0.63%	0.66%
Net investment income	0.57	+	0.44	0.76	1.67	2.97	2.46

Class Y Shares	2004	(1)	2004	2003	2002	2001	2000

Net Asset Value,
Beginning of Period	$ 1.00		$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00

Net investment income	0.003		0.006	0.010	0.018	0.031	0.025
Dividends from net
investment income	(0.003)		(0.006)	(0.010)	(0.018)	(0.031)	(0.025)

Net Asset Value,
End of Period	$ 1.00		$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00

Total Return(2)	0.34	%++	0.62%	1.02%	1.78%	3.12%	2.57%

Net Assets,
End of Period (millions)	$ 62		$ 47	$ 0 *	$ 0 *	$ 0 *	$ 0 *

Ratios to Average
Net Assets:
Expenses(5)	0.46	%(4)+	0.45%	0.53%	0.54%	0.54%	0.55%
Net investment income	0.69	+	0.54	0.87	1.72	3.06	2.58

(1)	For the six months ended September 30, 2004 (unaudited).
(2)
Performance figures may reflect fee waivers and/or expense reimbursements. Past performance is no guarantee of future results. In the absence of fee waivers and/or expense reimbursements, the total return would have been lower.

(3)	As a result of a voluntary expense limitation, the ratio of expenses to average net assets will not exceed 0.80%.
(4)	The manager waived a portion of its management fee. If such fees were not waived, the actual expense ratios would have been 0.58% and 0.47% for Class A and Class Y shares, respectively.
(5)	As a result of a voluntary expense limitation, the ratio of expenses to average net assets will not exceed 0.70%.
*	Amount represents less than $0.5 million.
‡	Total return is not annualized, as it may not be representative of the total return for the year.
†	Annualized.

21 Smith Barney Muni Funds | 2004 Semi-Annual Report

Notes to Financial Statements (unaudited)

1. Organization and Significant Accounting Policies

The California Money Market Portfolio (“Fund”), a separate investment fund of the Smith Barney Muni Funds (“Trust”), a Massachusetts business trust, is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”). The preparation of financial statements in accordance with GAAP requires management to make estimates and assumptions regarding assets, liabilities and changes in net assets resulting from operations when financial statements are prepared. Changes in the economic environment, financial markets and any other parameters used in determining these estimates could cause actual results to differ.

(a) Investment Valuation — The Fund uses the amortized cost method for valuing investments; accordingly, the cost of securities plus accreted discount, or minus amortized premium, approximates value.

(b) Dividends and Distributions to Shareholders — Dividends and distributions to shareholders are recorded on the ex-dividend date. The character of income and gains to be distributed is determined in accordance with income tax regulations, which may differ from GAAP. The Fund declares and records a dividend of substantially all of its net investment income on each business day. Such dividends are paid or reinvested monthly in Fund shares on the payable date. Furthermore, the Fund intends to satisfy conditions that will enable interest from municipal securities, which is exempt from regular Federal income tax and from designated state income taxes, to retain such tax-exempt status when distributed to the shareholders of the Fund. Capital gain distributions, if any, are taxable to shareholders, and are declared and paid at least annually.

(c) Class Accounting — Class specific expenses are charged to each class; management fees and general fund expenses are allocated on the basis of relative net assets of each class or on another reasonable basis.

(d) Fund Concentration — Because the Fund invests primarily in obligations of issuers within California, it is subject to possible concentration risks associated with economic, political, or legal developments or industrial or regional matters specifically affecting California.

22 Smith Barney Muni Funds | 2004 Semi-Annual Report

Notes to Financial Statements (unaudited) (continued)

(e) Federal Income Taxes — It is the Fund’s policy to comply with the federal income and excise tax requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies. Accordingly, the Fund intends to distribute substantially all of its taxable income and net realized gains on investments, if any, to shareholders each year. Therefore, no federal income tax provision is required.

(f) Other — Security transactions are accounted for on trade date. Interest income, adjusted for amortization of premium and accretion of discount, is recorded on an accrual basis. Gains or losses on the sale of securities are calculated by using the specific identification method.

2. Management Agreement and Other Transactions

Smith Barney Fund Management LLC (“SBFM”), an indirect wholly-owned subsidiary of Citigroup Inc.(“Citigroup”), acts as investment manager to the Fund. The Fund pays SBFM a management fee calculated at an annual rate of 0.475% on the first $1 billion of the Fund’s average daily net assets; 0.450% on the next $1 billion; 0.425% on the next $3 billion; 0.400% on the next $5 billion and 0.375% on the Fund’s average daily net assets in excess of $10 billion. This fee is calculated daily and paid monthly.

During the six months ended September 30, 2004, SBFM waived a portion of its management fee in the amount of $153,658.

Citicorp Trust Bank, fsb. (“CTB”), another subsidiary of Citigroup, acts as the Fund’s transfer agent. PFPC Inc. (“PFPC”) acts as the Fund’s sub-transfer agent. CTB receives account fees and asset-based fees that vary according to the size and type of account. PFPC is responsible for shareholder recordkeeping and financial processing for all shareholder accounts and is paid by CTB. For the six months ended September 30, 2004, the Fund paid transfer agent fees of $191,388 to CTB.

Citigroup Global Markets Inc. (“CGM”), another indirect wholly-owned subsidiary of Citigroup, acts as the Fund’s distributor.

All officers and one Trustee of the Trust are employees of Citigroup or its affiliates and do not receive compensation from the Fund.

23 Smith Barney Muni Funds | 2004 Semi-Annual Report

Notes to Financial Statements (unaudited) (continued)

3. Class Specific Expenses

Pursuant to a Rule 12b-1 Distribution Plan, the Fund pays a service fee with respect to Class A shares calculated at an annual rate of 0.10% of the average daily net assets of that class. For the six months ended September 30, 2004, total Rule 12b-1 Distribution Plan fees, which are accrued daily and paid monthly, were $1,128,801.

For the six months ended September 30, 2004, total Transfer Agency Service expenses were as follows:

	Class A	Class Y

Transfer Agency Service Expenses	$208,885	$41

For the six months ended September 30, 2004, total Shareholder Communication expenses were as follows:

	Class A	Class Y

Shareholder Communication Expenses	$18,618	$383

4. Distributions Paid to Shareholders by Class

	Six Months Ended September 30, 2004	Year Ended March 31, 2004

Net Investment Income
Class A	$6,398,622	$10,514,312
Class Y	160,877	82,947

Total	$6,559,499	$10,597,259

5. Shares of Beneficial Interest

At September 30, 2004, the Trust had an unlimited amount of shares of beneficial interest authorized with a par value of $0.001 per share. The Fund has the ability to issue multiple classes of shares. Each share of a class represents an identical interest in the Fund and has the same rights, except that each class bears certain expenses specifically related to the distribution of its shares.

24 Smith Barney Muni Funds | 2004 Semi-Annual Report

Notes to Financial Statements (unaudited) (continued)

Transactions in shares of the Fund were as follows:

	Six Months Ended September 30, 2004	Year Ended March 31, 2004

Class A
Shares sold	4,453,274,764	8,640,554,636
Shares issued on reinvestment	5,832,297	10,381,572
Shares reacquired	(4,628,830,156)	(8,641,366,497)

Net Increase (Decrease)	(169,723,095)	9,569,711

Class Y
Shares sold	77,461,500	79,849,368
Shares issued on reinvestment	147,044	63,026
Shares reacquired	(62,849,536)	(33,062,877)

Net Increase	14,759,008	46,849,517

6. Additional Information

In connection with an investigation previously disclosed by Citigroup, the Staff of the Securities and Exchange Commission (“SEC”) has notified Citigroup Asset Management (“CAM”), the Citigroup business unit that includes the funds’ investment manager and other investment advisory companies; Citicorp Trust Bank (“CTB”), an affiliate of CAM; Thomas W. Jones, the former CEO of CAM; and two other individuals, one of whom is an employee and the other of whom is a former employee of CAM, that the SEC Staff is considering recommending a civil injunctive action and/or an administrative proceeding against each of them relating to the creation and operation of an internal transfer agent unit to serve various CAM-managed funds.

In 1999, CTB entered the transfer agent business. CTB hired an unaffiliated subcontractor to perform some of the transfer agent services. The subcontractor, in exchange, had signed a separate agreement with CAM in 1998 that guaranteed investment management revenue to CAM and investment banking revenue to a CAM affiliate. The subcontractor’s business was later taken over by PFPC Inc., and at that time the revenue guarantee was eliminated and a one-time payment was made by the subcontractor to a CAM affiliate.

CAM did not disclose the revenue guarantee when the boards of various CAM-managed funds hired CTB as transfer agent. Nor did CAM disclose to the boards of the various CAM-managed funds the one-time payment received by the CAM affiliate when it was made.

25 Smith Barney Muni Funds | 2004 Semi-Annual Report

Notes to Financial Statements (unaudited) (continued)

In addition, the SEC Staff has indicated that it is considering recommending action based on the adequacy of the disclosures made to the fund boards that approved the transfer agency arrangement, CAM’s initiation and operation of, and compensation for, the transfer agent business and CAM’s retention of, and agreements with, the subcontractor.

Citigroup is cooperating fully in the investigation and will seek to resolve the matter in discussions with the SEC Staff. Although there can be no assurance, Citigroup does not believe that this matter will have a material adverse effect on the Fund. As previously disclosed, CAM has already agreed to pay the applicable funds, primarily through fee waivers, a total of approximately $17 million (plus interest) that is the amount of the revenue received by Citigroup relating to the revenue guarantee.

7. Legal Matters

Class action lawsuits have been filed against Citigroup Global Markets Inc. (the “Distributor”) and a number of its affiliates, including Smith Barney Fund Management LLC and Salomon Brothers Asset Management Inc (the “Advisers”), substantially all of the mutual funds managed by the Advisers (the “Funds”), and directors or trustees of the Funds. The complaints allege, among other things, that the Distributor created various undisclosed incentives for its brokers to sell Smith Barney and Salomon Brothers funds. In addition, according to the complaints, the Advisers caused the Funds to pay excessive brokerage commissions to the Distributor for steering clients towards proprietary funds. The complaints also allege that the defendants breached their fiduciary duty to the Funds by improperly charging Rule 12b-1 fees and by drawing on Fund assets to make undisclosed payments of soft dollars and excessive brokerage commissions. The complaints seek injunctive relief and compensatory and punitive damages, rescission of the Funds’ contracts with the Advisers, recovery of all fees paid to the Advisers pursuant to such contracts and an award of attorneys’ fees and litigation expenses. Citigroup Asset Management believes that the suits are without merit and intends to defend the cases vigorously.

26 Smith Barney Muni Funds | 2004 Semi-Annual Report

Notes to Financial Statements (unaudited) (continued)

Additional lawsuits arising out of these circumstances and presenting similar allegations and requests for relief may be filed against the defendants in the future. Neither Citigroup Asset Management nor the Funds believe that any of the pending actions will have a material adverse effect on the Funds or the ability of the Distributor or the Advisers to perform under their respective contracts with the Funds.

27 Smith Barney Muni Funds | 2004 Semi-Annual Report

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SMITH BARNEY MUNI FUNDS

TRUSTEES	INVESTMENT MANAGER
Lee Abraham	Smith Barney Fund Management LLC
Allan J. Bloostein
Jane F. Dasher	DISTRIBUTOR
Donald R. Foley	Citigroup Global Markets Inc.
R. Jay Gerken, CFA	.
Chairman	CUSTODIAN
Richard E. Hanson, Jr.	State Street Bank and
Paul Hardin	Trust Company
Roderick C. Rasmussen
John P. Toolan	TRANSFER AGENT
Citicorp Trust Bank, fsb.
OFFICERS	125 Broad Street, 11th Floor
R. Jay Gerken, CFA	New York, New York 10004
President and Chief
Executive Officer	SUB-TRANSFER AGENT
PFPC Inc.
Andrew B. Shoup	P.O. Box 9699
Senior Vice President and	Providence, Rhode Island
Chief Administrative Officer	02940-9699

Robert J. Brault
Chief Financial Officer
and Treasurer

Julie P. Callahan, CFA
Vice President and
Investment Officer

Joseph P. Deane
Vice President and
Investment Officer

Kaprel Ozsolak
Controller

Robert I. Frenkel
Secretary and
Chief Legal Officer

Smith Barney Muni Funds

California Money Market Portfolio

The Fund is a separate investment fund of the Smith Barney Muni Funds, a Massachusetts business trust.

The Fund files its complete schedule of portfolio holdings with Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q are available on the Commission’s website at www.sec.gov. The Fund’s Forms N-Q may be reviewed and copied at the Commission’s Public Reference Room in Washington D.C., and information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. To obtain information on Form N-Q from the Fund, shareholders can call 1-800-451-2010.

Information on how the Fund voted proxies relating to portfolio securities during the 12 month period ended June 30, 2004 and a description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available (1) without charge, upon request, by calling 1-800-451-2010, (2) on the Fund’s website at www.citigroupAM.com and (3) on the SEC’s website at www.sec.gov.

This report is submitted for general information of the shareholders of Smith Barney Muni Funds — California Money Market Portfolio.

SMITH BARNEY MUNI FUNDS
Smith Barney Mutual Funds
125 Broad Street
10th Floor, MF-2
New York, New York 10004

©2004 Citigroup Global Markets Inc.
Member NASD, SIPC

FD0805	04-7395

ITEM 2.	CODE OF ETHICS.

                    Not Applicable.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

                    Not Applicable.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

                    Not applicable.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

                    Not applicable.

ITEM 6.	[RESERVED]

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

                    Not applicable.

ITEM 8.	[RESERVED]

ITEM 9.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

                    Not applicable.

ITEM 10.	CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal half-year (the registrant’s second fiscal half-year in the case of an annual report) that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 11.	EXHIBITS.

(a)	Not applicable.

(b)	Attached hereto.

Exhibit 99.CERT	Certifications pursuant to section 302 of the Sarbanes-Oxley Act of 2002

Exhibit 99.906CERT	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002

SIGNATURES

        Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this Report to be signed on its behalf by the undersigned, there unto duly authorized.

Smith Barney Muni Funds

By:	/s/ R. Jay Gerken R. Jay Gerken Chief Executive Officer of Smith Barney Muni Funds

Date: December 1, 2004

        Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ R. Jay Gerken R. Jay Gerken Chief Executive Officer of Smith Barney Muni Funds

Date: December 1, 2004

By:	/s/ Robert J. Brault Robert J. Brault Chief Financial Officer of Smith Barney Muni Funds

Date: December 1, 2004